Net Revenues by Geographic Region (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Japan USD ($)	Dec. 31, 2014 Japan CNY	Dec. 31, 2013 Japan CNY	Dec. 31, 2012 Japan CNY	Dec. 31, 2014 PRC USD ($)	Dec. 31, 2014 PRC CNY	Dec. 31, 2013 PRC CNY	Dec. 31, 2012 PRC CNY	Dec. 31, 2014 Germany USD ($)	Dec. 31, 2014 Germany CNY	Dec. 31, 2013 Germany CNY	Dec. 31, 2012 Germany CNY	Dec. 31, 2014 United Kingdom USD ($)	Dec. 31, 2014 United Kingdom CNY	Dec. 31, 2013 United Kingdom CNY	Dec. 31, 2012 United Kingdom CNY	Dec. 31, 2014 USA USD ($)	Dec. 31, 2014 USA CNY	Dec. 31, 2013 USA CNY	Dec. 31, 2012 USA CNY	Dec. 31, 2014 South Korea USD ($)	Dec. 31, 2014 South Korea CNY	Dec. 31, 2013 South Korea CNY	Dec. 31, 2012 South Korea CNY	Dec. 31, 2014 Canada USD ($)	Dec. 31, 2014 Canada CNY	Dec. 31, 2013 Canada CNY	Dec. 31, 2012 Canada CNY	Dec. 31, 2014 Turkey USD ($)	Dec. 31, 2014 Turkey CNY	Dec. 31, 2013 Turkey CNY	Dec. 31, 2012 Turkey CNY	Dec. 31, 2014 Belgium USD ($)	Dec. 31, 2014 Belgium CNY	Dec. 31, 2013 Belgium CNY	Dec. 31, 2012 Belgium CNY	Dec. 31, 2014 India USD ($)	Dec. 31, 2014 India CNY	Dec. 31, 2013 India CNY	Dec. 31, 2012 India CNY	Dec. 31, 2014 Israel USD ($)	Dec. 31, 2014 Israel CNY	Dec. 31, 2013 Israel CNY	Dec. 31, 2012 Israel CNY	Dec. 31, 2014 Guatemala USD ($)	Dec. 31, 2014 Guatemala CNY	Dec. 31, 2013 Guatemala CNY	Dec. 31, 2012 Guatemala CNY	Dec. 31, 2014 Australia USD ($)	Dec. 31, 2014 Australia CNY	Dec. 31, 2013 Australia CNY	Dec. 31, 2012 Australia CNY	Dec. 31, 2014 France USD ($)	Dec. 31, 2014 France CNY	Dec. 31, 2013 France CNY	Dec. 31, 2012 France CNY	Dec. 31, 2014 Malaysia USD ($)	Dec. 31, 2014 Malaysia CNY	Dec. 31, 2013 Malaysia CNY	Dec. 31, 2012 Malaysia CNY	Dec. 31, 2014 Netherlands USD ($)	Dec. 31, 2014 Netherlands CNY	Dec. 31, 2013 Netherlands CNY	Dec. 31, 2012 Netherlands CNY	Dec. 31, 2014 Thailand USD ($)	Dec. 31, 2014 Thailand CNY	Dec. 31, 2013 Thailand CNY	Dec. 31, 2012 Thailand CNY	Dec. 31, 2014 Greece USD ($)	Dec. 31, 2014 Greece CNY	Dec. 31, 2013 Greece CNY	Dec. 31, 2012 Greece CNY	Dec. 31, 2014 Spain USD ($)	Dec. 31, 2014 Spain CNY	Dec. 31, 2013 Spain CNY	Dec. 31, 2012 Spain CNY	Dec. 31, 2014 Italy USD ($)	Dec. 31, 2014 Italy CNY	Dec. 31, 2013 Italy CNY	Dec. 31, 2012 Italy CNY	Dec. 31, 2014 Portugal USD ($)	Dec. 31, 2014 Portugal CNY	Dec. 31, 2013 Portugal CNY	Dec. 31, 2012 Portugal CNY	Dec. 31, 2014 South Africa USD ($)	Dec. 31, 2014 South Africa CNY	Dec. 31, 2013 South Africa CNY	Dec. 31, 2012 South Africa CNY	Dec. 31, 2014 Others USD ($)	Dec. 31, 2014 Others CNY	Dec. 31, 2013 Others CNY	Dec. 31, 2012 Others CNY
Revenue, Major Customer [Line Items]
Net Revenue	$ 779,579	4,836,979	4,725,692	3,678,380	$ 180,851	1,122,108	1,179,308	248,047	$ 131,798	817,753	539,866	382,469	$ 111,760	693,423	694,148	1,489,499	$ 88,593	549,686	115,289	15,491	$ 85,435	530,092	421,473	513,163	$ 82,663	512,889	218,844	260,887	$ 40,092	248,752	187,343	1,506	$ 17,557	108,936	0	0	$ 13,944	86,518	57,719	44,941	$ 9,382	58,210	84,310	263,228	$ 4,878	30,265	24,536	170	$ 3,522	21,851	0	0	$ 3,073	19,064	59,317	27,773	$ 1,523	9,449	35,155	62,507	$ 993	6,163	48,882	251	$ 182	1,129	90,741	0	$ 151	946	19,259	189	$ 116	717	16,384	80,381	$ 113	706	63,075	7,043	$ 9	55	14,113	149,196	$ 0	0	62,420	22,252	$ 0	0	728,960	814	$ 2,944	18,267	64,550	108,573